SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Warranty provision, beginning of year	$ 2,624	$ 2,223
Charged to costs and expenses relating to new sales	1,154	1,338
Costs of product warranty claims	(989)	(1,159)
Foreign currency translation adjustments	(169)	222
Warranty provision, end of year	$ 2,620	$ 2,624
Minimum [Member]
Warranty:
Warranty term	3 years
Maximum [Member]
Warranty:
Warranty term	10 years